Property and Equipment, Net (Details) - USD ($)		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	May 15, 2025	Feb. 07, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Property and Equipment, Net [Line Items]
Depreciation expense			$ 250,101	$ 163,172
Total future minimum payments	$ 2,332,000		1,554,667			$ 1,846,167
Monthly installments	97,167
Installment payments			97,167
Consideration payable			1,554,667
Other Income				67,714
Total proceeds				$ 132,000
Asset acquisition [Member]
Property and Equipment, Net [Line Items]
Consideration payable			$ 1,554,667
Antbox [Member]
Property and Equipment, Net [Line Items]
Total future minimum payments	2,332,000
Monthly installments	$ 97,167
Successor [Member]
Property and Equipment, Net [Line Items]
Depreciation expense					$ 589,516	862,305
Installment payments						97,167
Consideration payable						1,846,167
Total proceeds					$ 100,000
Successor [Member] | Asset acquisition [Member]
Property and Equipment, Net [Line Items]
Consideration payable						$ 1,846,167
Predecessor [Member]
Property and Equipment, Net [Line Items]
Depreciation expense		$ 239,330